Asset Securitizations (Details Textuals) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securitized Trusts [Line Items]
Restricted cash	$ 584,000,000	$ 4,172,000,000
Statement [Line Items]
Cardmember loans, gross	62,621,000,000	60,850,000,000
Cardmember loans, reserves	1,874,000,000	3,646,000,000	5,799,000,000	2,570,000,000
Long-term debt	59,570,000,000	66,416,000,000
Adjustments for New Accounting Pronouncement [Member]
Statement [Line Items]
Cardmember loans, gross			29,000,000,000
Cardmember loans, reserves			2,500,000,000
Long-term debt			25,000,000,000
Shareholders' equity			1,800,000,000
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	1,000,000,000
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	15,000,000	9,000,000
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 192,000,000	$ 3,700,000,000